EMPLOYEE FUTURE BENEFITS (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Pension Plans, Defined Benefit [Member]
Accumulated gain (loss)	28.7	4.6	0
Accumulated other comprehensive income (loss)	28.7	4.6	0
Other Benefit Plans [Member]
Accumulated gain (loss)	2.1	2.0	0
Accumulated other comprehensive income (loss)	2.1	2.0	0